Segmented information (Tables)	12 Months Ended
Sep. 30, 2021
Disclosure of operating segments [abstract]
Disclosure of operating segment information
The following tables present information on the Company's operations based on its current management structure. Segment results are based on the location from which the services are delivered - the geographic delivery model (Note 12).

		Year ended September 30, 2021
	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Scandinavia	Finland, Poland and Baltics	Asia Pacific	Eliminations	Total
	$	$	$	$	$	$	$	$	$	$	$
Segment revenue	1,963,791	1,800,747	1,755,804	1,607,431	1,355,603	1,303,917	1,027,902	768,994	680,554	(137,950)	12,126,793
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense[1]	271,324	281,217	390,370	252,657	218,624	149,935	66,180	114,358	207,496	—	1,952,161
Acquisition-related and integration costs (Note 26d)											(7,371)
Net finance costs (Note 25)											(106,798)
Earnings before income taxes											1,837,992
[1] Total amortization and depreciation of $508,071,000 included in the Western and Southern Europe, U.S. Commercial and State Government, Canada, U.S. Federal, U.K. and Australia, Central and Eastern Europe, Scandinavia, Finland, Poland and Baltics and Asia Pacific segments is $63,511,000, $71,037,000, $65,038,000, $49,636,000, $57,888,000, $70,076,000, $64,371,000, $39,275,000 and $27,239,000, respectively for the year ended September 30, 2021. Amortization includes impairments of $8,713,000 from business solutions and contract costs which are mainly included in Western and Southern Europe for $3,058,000 related to a business solution and in Finland, Poland and Baltics for $3,490,000 related to contract costs. These assets were no longer expected to generate future economic benefits.

		Year ended September 30, 2020
	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Scandinavia	Finland, Poland and Baltics	Asia Pacific	Eliminations	Total
	$	$	$	$	$	$	$	$	$	$	$
Segment revenue	1,911,477	1,863,467	1,686,269	1,712,244	1,358,469	1,212,196	1,104,121	777,152	674,946	(136,226)	12,164,115
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense[1]	264,009	295,795	364,424	221,793	215,924	122,548	57,231	120,959	200,263	—	1,862,946
Acquisition-related and integration costs (Note 26d)											(76,794)
Restructuring costs											(155,411)
Net finance costs (Note 25)											(114,474)
Earnings before income taxes											1,516,267
1 Total amortization and depreciation of $558,675,000 included in the Western and Southern Europe, U.S. Commercial and State Government, Canada, U.S. Federal, U.K. and Australia, Central and Eastern Europe, Scandinavia, Finland, Poland and Baltics and Asia Pacific segments is $64,084,000, $89,150,000, $69,921,000, $47,443,000, $68,346,000, $84,592,000, $71,590,000, $39,055,000 and $24,494,000, respectively for the year ended September 30, 2020. Amortization includes impairments of $14,680,000 from business solutions and contract costs which are mainly included in U.S. Commercial and State Government for $3,396,000 of business solutions, Canada for $3,589,000 of business solutions and Finland, Poland and Baltics for $4,065,000 of contract costs and a business solution. These assets were no longer expected to generate future economic benefits.
Disclosure of geographic information
The following table provides external revenue information based on the client’s location which is different from the revenue presented under operating segments, due to the inter-segment revenue, for the years ended September 30:

	2021	2020
	$	$
Western and Southern Europe
France	1,721,622	1,672,355
Portugal	105,776	103,847
Others	128,925	138,503
	1,956,323	1,914,705

U.S.[1]	3,510,193	3,637,070

Canada	1,892,246	1,820,265

U.K. and Australia
U.K.	1,487,774	1,508,719
Australia	67,916	63,708
	1,555,690	1,572,427

Central and Eastern Europe
Germany	786,426	718,166
Netherlands	479,597	465,340
Others	76,211	68,537
	1,342,234	1,252,043

Scandinavia
Sweden	782,581	835,682
Others	290,680	322,711
	1,073,261	1,158,393

Finland, Poland and Baltics
Finland	754,412	766,732
Others	37,660	37,269
	792,072	804,001

Asia Pacific
Others	4,774	5,211
	4,774	5,211
	12,126,793	12,164,115
[1]    External revenue included in the U.S Commercial and State Government and U.S. Federal operating segments was $1,889,999,000 and $1,620,194,000, respectively in 2021 ($1,902,661,000 and $1,734,409,000, respectively in 2020).
28.    Segmented information (continued)
GEOGRAPHIC INFORMATION (CONTINUED)

The following table provides information for PP&E, right-of-use assets, contract costs and intangible assets based on their location:

	As at September 30, 2021	As at September 30, 2020
	$	$
U.S.	488,262	487,698
Canada	388,408	412,469
U.K.	132,897	138,391
France	120,360	137,307
Sweden	140,409	162,506
Finland	89,451	93,948
Germany	105,998	107,809
Netherlands	45,082	64,551
Rest of the world	164,787	195,970
	1,675,654	1,800,649

Disclosure of revenue information based on services provided by the Company
The following table provides revenue information based on services provided by the Company for the year ended
September 30:

	2021	2020
	$	$
Business consulting, strategic IT consulting and systems integration	5,403,826	5,554,622
Managed IT and business process services	6,722,967	6,609,493
	12,126,793	12,164,115